DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt arrangement fees and other deferred financing charges	$ 23,384	$ 20,677
Accumulated amortization	(10,028)	(6,407)
Deferred charges	13,356	14,270
Amortization of deferred charges	$ 3,554	$ 5,828	$ 1,123